Consolidated Statements of Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balances (in shares) at Dec. 31, 2016	16,879,628
Balances at Dec. 31, 2016	$ 2	$ 44,369	$ (32,128)	$ (91)	$ 12,152	$ 147	$ 12,299
Issuance of ordinary shares (Note 1) (in shares)	4,828,297
Issuance of ordinary shares (Note 1)		89,443			89,443		89,443
Capital contribution shared by noncontrolling interests		(1,480)			(1,480)	1,480
Share-based compensation (Note 8) (in shares)	822,777
Share-based compensation (Note 8)		18,815			18,815	3,868	22,683
Foreign currency translation adjustment (loss) gain				(91)	(91)	90	(1)
Net loss			(91,763)		(91,763)	(4,625)	(96,388)
Balances (in shares) at Dec. 31, 2017	22,530,702
Balances at Dec. 31, 2017	$ 2	151,147	(123,891)	(182)	27,076	960	28,036
Issuance of ordinary shares (Note 1) (in shares)	739,095
Issuance of ordinary shares (Note 1)		13,245			13,245		13,245
Share-based compensation (Note 8) (in shares)	(85,185)
Share-based compensation (Note 8)		6,558			6,558	2	6,560
Foreign currency translation adjustment (loss) gain				224	224	27	251
Net loss			(54,869)		(54,869)	(2,605)	(57,474)
Balances (in shares) at Dec. 31, 2018	23,184,612
Balances at Dec. 31, 2018	$ 2	170,950	(178,760)	42	(7,766)	(1,616)	(9,382)
Issuance of ordinary shares (Note 1) (in shares)	4,588,574
Issuance of ordinary shares (Note 1)	$ 1	68,565			68,566		68,566
Capital contribution shared by noncontrolling interests		(578)			(578)	578
Share-based compensation (Note 8) (in shares)	112,427
Share-based compensation (Note 8)		2,101			2,101		2,101
Foreign currency translation adjustment (loss) gain				98	98	(2)	96
Net loss			(38,085)		(38,085)	(2,248)	(40,333)
Capital contribution from noncontrolling interests		5,941			5,941	4,142	10,083
Balances (in shares) at Dec. 31, 2019	27,885,613
Balances at Dec. 31, 2019	$ 3	$ 246,979	$ (216,845)	$ 140	$ 30,277	$ 854	$ 31,131